Schedule of Investments
(unaudited)
July 31, 2026
BlackRock Sustainable Aware Advantage Emerging Markets Equity Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Australia — 0.4%
Anglogold Ashanti plc ........... 739 $ 55,885
BHP Group Ltd. ............... 282 12,046
67,931
Brazil — 1.8%
B3 SA - Brasil Bolsa Balcao ....... 28,971 89,900
Banco BTG Pactual SA .......... 3,102 34,703
Engie Brasil Energia SA ......... 2,877 16,913
Lojas Renner SA .............. 43,881 117,295
XP, Inc. , Class A .............. 1,154 19,687
278,498
Chile — 0.1%
Banco de Chile ............... 50,404 10,501
Enel Chile SA ................ 77,266 6,814
17,315
China — 19.8%
Agricultural Bank of China Ltd. , Class A 6,000 6,131
Alibaba Group Holding Ltd. ....... 16,992 258,846
Bank of China Ltd. , Class A ....... 7,200 6,461
Bank of China Ltd. , Class H ....... 98,000 68,747
Bank of Communications Co. Ltd. ,
Class A .................. 5,900 6,270
Bank of Jiangsu Co. Ltd. , Class A ... 3,300 5,781
Bank of Ningbo Co. Ltd. , Class A ... 1,400 6,610
Bosideng International Holdings Ltd. . 46,000 28,988
BYD Co. Ltd. , Class A ........... 497 7,046
BYD Co. Ltd. , Class H .......... 4,900 58,579
China CITIC Bank Corp. Ltd. , Class H 63,000 62,120
China Construction Bank Corp. , Class A 4,800 7,711
China Construction Bank Corp. , Class
H ...................... 167,000 195,962
China International Capital Corp. Ltd. ,
Class A .................. 2,000 10,456
China Life Insurance Co. Ltd. , Class A 1,300 7,597
China Life Insurance Co. Ltd. , Class H 16,000 59,567
China Medical System Holdings Ltd. . 57,000 86,855
China Merchants Bank Co. Ltd. , Class
A ...................... 3,000 17,597
China Merchants Bank Co. Ltd. , Class
H ...................... 9,500 61,637
China Merchants Securities Co. Ltd. ,
Class A .................. 2,000 5,205
China Pacific Insurance Group Co. Ltd. ,
Class A .................. 1,400 6,694
China Pacific Insurance Group Co. Ltd. ,
Class H .................. 6,200 24,199
China Petroleum & Chemical Corp. ,
Class H .................. 94,000 53,122
China Yangtze Power Co. Ltd. , Class A 2,000 8,616
CITIC Securities Co. Ltd. , Class A ... 3,700 15,563
CITIC Securities Co. Ltd. , Class H .. 2,000 6,982
CMOC Group Ltd. , Class A ....... 800 2,309
CMOC Group Ltd. , Class H ....... 21,000 45,260
Contemporary Amperex Technology Co.
Ltd. , Class A ............... 500 29,291
Contemporary Amperex Technology Co.
Ltd. , Class H ............... 300 23,750
COSCO SHIPPING Holdings Co. Ltd. ,
Class A .................. 2,400 5,549
ENN Energy Holdings Ltd. ........ 20,400 122,072
Eoptolink Technology, Inc. Ltd. , Class A 140 8,202
Foshan Haitian Flavouring & Food Co.
Ltd. , Class A ............... 1,400 7,958
Security
Shares
Shares Value
China (continued)
Foxconn Industrial Internet Co. Ltd. ,
Class A .................. 600 $ 5,034
Ganfeng Lithium Group Co. Ltd. , Class
A ...................... 390 2,870
Ganfeng Lithium Group Co. Ltd. , Class
H
(a) (b)
.................... 800 3,758
Geely Automobile Holdings Ltd. , Class
A ...................... 12,000 30,297
Goldwind Science & Technology Co.
Ltd. , Class H ............... 8,400 10,430
Guotai Haitong Securities Co. Ltd. ,
Class A .................. 2,500 6,788
Huatai Securities Co. Ltd. , Class A .. 1,800 5,226
Huatai Securities Co. Ltd. , Class H
(a) (b)
27,200 58,635
Industrial & Commercial Bank of China
Ltd. , Class A ............... 12,300 14,551
Industrial & Commercial Bank of China
Ltd. , Class H ............... 118,000 112,877
Industrial Bank Co. Ltd. , Class A .... 3,200 8,957
Inner Mongolia Yili Industrial Group Co.
Ltd. , Class A ............... 2,100 8,420
Innovent Biologics, Inc.
(a) (b) (c)
...... 6,500 71,774
JD.com, Inc. , Class A ........... 2,800 46,060
Jiangsu Hengrui Pharmaceuticals Co.
Ltd. , Class A ............... 1,100 8,805
Kingdee International Software Group
Co. Ltd.
(c)
................. 12,000 12,896
Kweichow Moutai Co. Ltd. , Class A .. 100 20,002
Lenovo Group Ltd. ............. 28,000 85,629
Li Auto, Inc. , Class A
(c)
.......... 1,800 12,259
Li Auto, Inc. , ADR
(c)
............ 1,392 18,973
LONGi Green Energy Technology Co.
Ltd. , Class A
(c)
.............. 760 1,461
Luxshare Precision Industry Co. Ltd. ,
Class A .................. 800 6,813
Meituan , Class B
(a) (b) (c)
........... 7,910 93,389
Midea Group Co. Ltd. , Class A ..... 400 5,188
Minth Group Ltd. .............. 2,700 9,564
New Oriental Education & Technology
Group, Inc. ................ 1,800 10,556
People's Insurance Co. Group of China
Ltd. (The) , Class H ........... 47,000 32,674
PetroChina Co. Ltd. , Class A ...... 4,300 7,074
PetroChina Co. Ltd. , Class H ...... 20,000 25,449
Ping An Bank Co. Ltd. , Class A ..... 5,700 9,816
Ping An Insurance Group Co. of China
Ltd. , Class A ............... 1,900 15,422
Ping An Insurance Group Co. of China
Ltd. , Class H ............... 24,500 183,034
Qinghai Salt Lake Industry Co. Ltd. ,
Class A
(c)
................. 1,300 5,245
Sany Heavy Industry Co. Ltd. , Class A 2,500 7,608
SF Holding Co. Ltd. , Class A ...... 1,500 7,776
SF Holding Co. Ltd. , Class H ...... 3,200 13,797
Shengyi Technology Co. Ltd. , Class A 300 4,688
Sino Biopharmaceutical Ltd. ...... 22,000 14,115
Sinomine Resource Group Co. Ltd. ,
Class A .................. 200 1,392
Sinotruk Hong Kong Ltd. ......... 1,000 5,183
Sungrow Power Supply Co. Ltd. , Class
A ...................... 200 3,073
Suzhou Dongshan Precision
Manufacturing Co. Ltd. , Class A
(c)
. 200 5,072
Tencent Holdings Ltd. ........... 9,100 556,037
Tongcheng Travel Holdings Ltd.
(b)
... 19,600 35,681

Schedule of Investments
(unaudited) (continued)
July 31, 2026
BlackRock Sustainable Aware Advantage Emerging Markets Equity Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
China (continued)
Wanhua Chemical Group Co. Ltd. ,
Class A .................. 700 $ 7,711
Weichai Power Co. Ltd. , Class A .... 1,100 4,553
Weichai Power Co. Ltd. , Class H ... 3,000 12,543
WuXi AppTec Co. Ltd. , Class A ..... 621 11,802
WuXi AppTec Co. Ltd. , Class H
(a) (b)
.. 400 8,203
WuXi Biologics Cayman, Inc.
(a) (b) (c)
... 7,000 34,549
Xinyi Solar Holdings Ltd. ......... 12,000 3,369
XPeng, Inc. , Class A
(c)
.......... 5,000 32,432
Yangtze Optical Fibre & Cable Joint
Stock Ltd. Co. , Class H
(a) (b)
..... 500 6,065
Yum China Holdings, Inc. ........ 300 14,215
Zangge Mining Co. Ltd. , Class A .... 500 5,953
Zhejiang NHU Co. Ltd. , Class A .... 1,400 6,222
Zhongji Innolight Co. Ltd. , Class A .. 100 13,307
Zijin Mining Group Co. Ltd. , Class A . 2,400 11,734
Zijin Mining Group Co. Ltd. , Class H . 2,000 8,492
3,113,231
Colombia — 0.2%
Ecopetrol SA , ADR ............. 1,623 27,218
Greece — 0.7%
Eurobank SA ................. 13,906 71,860
Motor Oil Hellas Corinth Refineries SA 211 12,361
Piraeus Bank SA
(c)
............. 1,562 18,219
102,440
India — 9.7%
Asian Paints Ltd. .............. 2,223 63,945
AU Small Finance Bank Ltd.
(a) (b)
.... 576 6,322
Axis Bank Ltd. ................ 4,735 60,974
Bajaj Finance Ltd. ............. 3,405 40,704
Bharti Airtel Ltd. ............... 4,957 102,408
Crompton Greaves Consumer
Electricals Ltd. ............. 2,645 7,208
Dabur India Ltd. ............... 3,468 15,316
Eternal Ltd.
(c)
................. 2,003 6,348
Federal Bank Ltd. ............. 1,996 7,504
GE Vernova T&D India Ltd. ....... 491 22,233
Granules India Ltd. ............. 1,784 15,419
Great Eastern Shipping Co. Ltd. (The) 2,688 38,032
HCL Technologies Ltd. .......... 3,803 53,776
HDFC Bank Ltd. .............. 14,119 110,577
HDFC Bank Ltd. , ADR .......... 1,104 26,419
HDFC Life Insurance Co. Ltd.
(a) (b)
... 1,848 10,618
Hindalco Industries Ltd. ......... 3,995 40,936
Hindustan Unilever Ltd. .......... 2,285 50,299
ICICI Bank Ltd. ............... 6,522 98,020
ICICI Prudential Life Insurance Co.
Ltd.
(a) (b)
................... 6,619 35,737
Indian Oil Corp. Ltd. ............ 3,570 5,233
Infosys Ltd. .................. 6,125 72,759
Infosys Ltd. , ADR .............. 890 10,707
Kirloskar Oil Engines Ltd. ........ 229 5,255
Kotak Mahindra Bank Ltd. ........ 9,265 37,875
Mahindra & Mahindra Financial
Services Ltd. ............... 3,798 15,347
Mahindra & Mahindra Ltd. ........ 1,866 66,444
Marico Ltd. .................. 4,105 37,448
MTAR Technologies Ltd.
(b) (c)
....... 65 3,909
Petronet LNG Ltd. ............. 2,165 6,368
Pidilite Industries Ltd. ........... 3,168 53,496
Power Grid Corp. of India Ltd. ..... 16,471 49,031
Radico Khaitan Ltd. ............ 429 19,511
Reliance Industries Ltd. ......... 8,351 114,337
Security
Shares
Shares Value
India (continued)
Shriram Finance Ltd. ........... 523 $ 5,732
State Bank of India ............. 5,395 58,063
Steel Authority of India Ltd. ....... 21,210 37,601
Sterlite Technologies Ltd.
(c)
....... 3,361 19,631
Tata Consultancy Services Ltd. .... 1,657 41,109
Tata Consumer Products Ltd. ...... 645 7,319
Tech Mahindra Ltd. ............ 576 10,001
Thermax Ltd. ................ 119 5,372
TVS Motor Co. Ltd. ............ 586 26,475
1,521,818
Indonesia — 0.4%
Bank Central Asia Tbk. PT ........ 99,400 34,837
Bank Mandiri Persero Tbk. PT ..... 129,900 30,224
65,061
Kuwait — 0.2%
Kuwait Finance House KSCP ...... 11,577 29,370
Malaysia — 1.6%
CIMB Group Holdings Bhd. ....... 6,700 12,939
Sime Darby Bhd. .............. 227,600 120,199
Sunway Construction Group Bhd. ... 62,600 121,203
254,341
Mexico — 2.4%
Cemex SAB de CV ............ 19,791 23,437
Fomento Economico Mexicano SAB de
CV ..................... 2,546 32,554
Gentera SAB de CV ............ 38,634 89,561
Grupo Financiero Banorte SAB de CV ,
Class O .................. 13,809 159,924
Grupo Mexico SAB de CV , Series B . 4,996 59,919
Southern Copper Corp. .......... 88 16,078
381,473
Philippines — 0.2%
International Container Terminal
Services, Inc. .............. 2,340 36,746
Poland — 0.5%
ORLEN SA .................. 1,840 73,014
Powszechna Kasa Oszczednosci Bank
Polski SA ................. 80 2,396
75,410
Qatar — 0.4%
Al Rayan Bank ............... 5,545 3,026
Commercial Bank PSQC (The) ..... 2,766 3,121
Industries Qatar QSC ........... 2,125 6,144
Ooredoo QPSC ............... 1,319 4,524
Qatar Islamic Bank QPSC ........ 1,752 10,450
Qatar National Bank QPSC ....... 6,851 31,172
58,437
Republic of Turkiye — 0.4%
Migros Ticaret A/S ............. 5,074 66,738
Russia — 0.0%
(c)(d)
LUKOIL PJSC ................ 2,410 —
Novatek PJSC ................ 1,500 —
PhosAgro PJSC .............. 1,413 —
PhosAgro PJSC , GDR .......... 27 1
1
Saudi Arabia — 2.8%
Al Rajhi Bank ................ 10,586 176,668
Etihad Etisalat Co. ............. 3,415 56,515
Saudi Arabian Mining Co.
(c)
....... 414 6,253

Schedule of Investments
(unaudited) (continued)
July 31, 2026
BlackRock Sustainable Aware Advantage Emerging Markets Equity Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Saudi Arabia (continued)
Saudi Arabian Oil Co.
(a) (b)
......... 19,357 $ 136,568
Saudi Aramco Base Oil Co. ....... 368 12,419
Saudi Basic Industries Corp. ...... 2,122 28,100
Saudi Telecom Co. ............. 1,856 21,320
437,843
South Africa — 2.6%
Clicks Group Ltd. .............. 978 13,055
Gold Fields Ltd. ............... 1,463 47,245
Gold Fields Ltd. , ADR ........... 1,248 40,460
Kumba Iron Ore Ltd. ............ 3,700 58,728
Nedbank Group Ltd. ............ 1,997 33,801
Old Mutual Ltd. ............... 79,073 63,943
Sanlam Ltd. ................. 14,131 75,166
Valterra Platinum Ltd. ........... 75 5,616
Vodacom Group Ltd. ........... 7,712 74,705
412,719
South Korea — 20.0%
Celltrion, Inc. ................. 366 47,167
Doosan Bobcat, Inc. ............ 1,624 66,855
Doosan Enerbility Co. Ltd.
(c)
....... 378 17,323
Hana Financial Group, Inc. ....... 662 57,223
HD Hyundai Electric Co. Ltd. ...... 40 18,497
HD Korea Shipbuilding & Offshore
Engineering Co. Ltd. ......... 68 18,058
Hyosung TNC Corp. ............ 111 23,634
Hyundai Rotem Co. Ltd. ......... 95 8,828
KB Financial Group, Inc. ......... 806 94,332
KB Financial Group, Inc. , ADR ..... 95 11,193
KCC Corp. .................. 106 27,903
LG Chem Ltd. ................ 166 29,402
LG Electronics, Inc. ............ 146 16,183
LG Innotek Co. Ltd. ............ 62 21,414
LS Corp. ................... 43 7,760
LS Electric Co. Ltd. ............ 85 10,703
NC Corp. ................... 157 25,526
POSCO Holdings, Inc. .......... 93 20,081
POSCO Holdings, Inc. , ADR ...... 188 9,996
Samsung C&T Corp. ........... 120 27,955
Samsung E&A Co. Ltd. .......... 494 14,623
Samsung Electro-Mechanics Co. Ltd. 103 78,707
Samsung Electronics Co. Ltd. ..... 7,249 1,261,723
Samsung Fire & Marine Insurance Co.
Ltd. ..................... 17 7,358
Samsung Life Insurance Co. Ltd. ... 79 16,560
Samsung SDI Co. Ltd.
(c)
......... 170 46,356
Samsung Securities Co. Ltd. ...... 718 48,667
Shinhan Financial Group Co. Ltd. ... 736 51,093
Shinhan Financial Group Co. Ltd. , ADR 207 14,476
SK Biopharmaceuticals Co. Ltd.
(c)
... 343 18,845
SK Hynix, Inc. ................ 786 892,625
SK Innovation Co. Ltd.
(c)
......... 326 24,971
SK Square Co. Ltd. ............ 85 58,447
SK, Inc. .................... 48 17,933
Woori Financial Group, Inc. ....... 1,463 33,867
3,146,284
Taiwan — 26.7%
Accton Technology Corp. ........ 1,000 64,817
Advantech Co. Ltd. ............ 1,000 17,034
ASE Technology Holding Co. Ltd. ... 5,000 85,323
Cathay Financial Holding Co. Ltd. ... 19,000 59,133
China Airlines Ltd. ............. 25,000 17,331
Chroma ATE, Inc. .............. 1,000 62,826
Chunghwa Telecom Co. Ltd. ...... 6,000 25,797
Security
Shares
Shares Value
Taiwan (continued)
Compal Electronics, Inc. ......... 22,000 $ 24,194
Delta Electronics, Inc. ........... 4,000 196,791
Eclat Textile Co. Ltd. ............ 9,000 96,267
Ennoconn Corp. .............. 7,000 87,105
Hiwin Technologies Corp. ........ 2,000 18,613
Hon Hai Precision Industry Co. Ltd. .. 23,000 175,651
Macronix International Co. Ltd.
(c)
.... 2,000 6,007
MediaTek, Inc. ................ 2,000 213,055
Nan Ya Plastics Corp. ........... 7,000 33,259
Nanya Technology Corp. ......... 6,000 64,147
Phison Electronics Corp. ......... 1,000 49,215
Simplo Technology Co. Ltd. ....... 4,000 43,231
Synnex Technology International Corp. 12,000 34,417
Taiwan Semiconductor Manufacturing
Co. Ltd. .................. 31,000 2,292,924
Taiwan Semiconductor Manufacturing
Co. Ltd. , ADR .............. 278 112,381
Unimicron Technology Corp. ...... 1,000 23,463
United Microelectronics Corp. ..... 20,000 74,822
United Microelectronics Corp. , ADR . 928 17,660
Winbond Electronics Corp. ....... 8,000 30,855
WNC Corp. .................. 4,000 26,809
WPG Holdings Ltd.
(c)
........... 31,000 106,283
Yageo Corp. ................. 2,000 30,103
Yuanta Financial Holding Co. Ltd. ... 55,000 114,740
4,204,253
Thailand — 2.6%
Advanced Info Service PCL , NVDR .. 6,600 74,969
Bangchak Corp. PCL , NVDR ...... 22,300 29,879
Delta Electronics Thailand PCL , NVDR 4,700 38,483
Kasikornbank PCL , NVDR ........ 17,900 130,600
PTT PCL , NVDR .............. 93,000 107,208
SCG Packaging PCL , NVDR ...... 27,800 25,234
Thai Oil PCL , NVDR ............ 5,500 10,762
417,135
United Arab Emirates — 1.3%
Emaar Properties PJSC ......... 13,341 39,817
Emirates NBD Bank PJSC ........ 8,567 70,363
First Abu Dhabi Bank PJSC ....... 17,953 94,557
204,737
Total Common Stocks — 94.8%
(Cost: $ 10,224,820 ) .............................. 14,918,999
Preferred Securities
Preferred Stocks — 2.2%
Brazil — 2.1%
Banco Bradesco SA (Preference) ... 27,446 100,111
ISA Energia Brasil SA (Preference) .. 4,107 21,786
Petroleo Brasileiro SA - Petrobras ... 1,423 24,404
Petroleo Brasileiro SA - Petrobras
(Preference) ............... 22,124 189,548
335,849

Schedule of Investments
(unaudited) (continued)
July 31, 2026
BlackRock Sustainable Aware Advantage Emerging Markets Equity Fund

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Security
Shares
Shares Value
Chile — 0.1%
Sociedad Quimica y Minera de Chile SA
(Preference) , Class B ......... 185 $ 12,476
Total Preferred Securities — 2.2%
(Cost: $ 332,082 ) ................................ 348,325
Total Long-Term Investments — 97 .0%
(Cost: $ 10,556,902 ) .............................. 15,267,324
Short-Term Securities
Money Market Funds — 2.9%
BlackRock Liquidity Funds, T-Fund,
Institutional Class , 3.58%
(e) (f)
.... 455,217 455,217
Total Short-Term Securities — 2 .9%
(Cost: $ 455,217 ) ................................ 455,217
Total Investments — 99.9%
(Cost: $ 11,012,119 ) .............................. 15,722,541
Other Assets Less Liabilities — 0.1% ................... 15,952
Net Assets — 100.0% .............................. $ 15,738,493
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(c)
Non-income producing security.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Affiliate of the Fund.
(f)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
04/30/26
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/26
Shares
Held at
07/31/26 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares
(a)
............ $ 44,049 $ — $ (44,051)
(b)
$ 2 $ — $ — — $ 233
(c)
$ —
BlackRock Liquidity Funds,
T-Fund, Institutional Class . — 455,217
(b)
— — — 455,217 455,217 3,556 —
$ 2 $ — $ 455,217 $ 3,789 $ —
— —
(a)
As of period end, the entity is no longer held.
(b)
Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
July 31, 2026
BlackRock Sustainable Aware Advantage Emerging Markets Equity Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
MSCI Emerging Markets Index ................................................. 6 09/18/26 $ 493 $ (37,799)
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks
Australia ............................................. $ — $ 67,931 $ — $ 67,931
Brazil ............................................... 278,498 — — 278,498
Chile ............................................... 17,315 — — 17,315
China ............................................... 105,458 3,007,773 — 3,113,231
Colombia ............................................ 27,218 — — 27,218
Greece .............................................. 12,361 90,079 — 102,440
India ............................................... 37,126 1,484,692 — 1,521,818
Indonesia ............................................ — 65,061 — 65,061
Kuwait .............................................. — 29,370 — 29,370
Malaysia ............................................. — 254,341 — 254,341
Mexico .............................................. 381,473 — — 381,473
Philippines ........................................... — 36,746 — 36,746
Poland .............................................. — 75,410 — 75,410
Qatar ............................................... 6,144 52,293 — 58,437
Republic of Turkiye ...................................... — 66,738 — 66,738
Russia .............................................. — — 1 1
Saudi Arabia .......................................... 77,835 360,008 — 437,843
South Africa ........................................... 301,130 111,589 — 412,719
South Korea .......................................... 35,665 3,110,619 — 3,146,284
Taiwan .............................................. 130,041 4,074,212 — 4,204,253
Thailand ............................................. — 417,135 — 417,135
United Arab Emirates .................................... — 204,737 — 204,737
Preferred Securities ....................................... 348,325 — — 348,325

Schedule of Investments
(unaudited) (continued)
July 31, 2026
BlackRock Sustainable Aware Advantage Emerging Markets Equity Fund

Level 1 Level 2 Level 3 Total
Short-Term Securities
Money Market Funds ...................................... $ 455,217 $ — $ — $ 455,217
$ 2,213,806 $ 13,508,734 $ 1 $ 15,722,541
Derivative Financial Instruments
(a)
Liabilities
Equity contracts ........................................... $ (37,799) $ — $ — $ (37,799)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
ADR American Depositary Receipts
GDR Global Depositary Receipts
MSCI Morgan Stanley Capital International
NVDR Non-Voting Depository Receipts
PCL Public Company Limited
PJSC Public Joint Stock Company
Fair Value Hierarchy as of Period End (continued)